Shareholder Report, Average Annual Return (Details) LMF6600_Western Asset SMASh Series M Fund_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Western Asset SMASh Series M Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series M Fund
Average Annual Return, Percent	10.08%	(1.83%)	1.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.26%	0.42%	1.97%
Bloomberg U.S. MBS: Agency Fixed Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS: Agency Fixed Rate Index
Average Annual Return, Percent	7.54%	0.68%	1.63%